UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

 Elkhorn ETF Trust
 (Exact name of registrant as specified in charter)

 207 Reber Street, Suite 201
 Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

 Benjamin T. Fulton
 Elkhorn ETF Trust
 207 Reber Street, Suite 201
 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

The Elkhorn FTSE RAFI Developed ex-U.S. Equity Income ETF and Elkhorn FTSE RAFI Emerging Equity Income ETF were not operational or had not commenced investment operations as of June 30, 2016. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which these Funds were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President
(principal executive officer)

Date	August 31, 2016

*	Print the name and title of each signing officer under his or her signature.